Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of securities outstanding excluded from calculation of weighted average shares outstanding
The following securities outstanding at March 31, 2021 and 2020 have been excluded from the calculation of weighted average shares outstanding:

	Three Months Ended March 31,
	2021	2020
Class A common shares subject to repurchase	15,153,602	—
Class B common shares subject to repurchase	—	27,276,482
Warrants	5,787,472	—
Class A common stock options	10,233,201	2,972,585

The following securities outstanding at December 31, 2020 and 2019 have been excluded from the calculation of weighted average shares outstanding:

	2020	2019
Redeemable Series A convertible preferred stock shares	347,423,117	184,501,999
Class B common stock shares subject to repurchase	92,773,196	—
Common stock shares subject to repurchase	—	154,621,994
Class A common stock options	43,318,218	—